Gross and Net Unrealized Gains and Losses by Long and Short Positions (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	$ 1,344,064		$ 1,167,665
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	122,909		129,011
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	295,933		435,984
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	236,020		32,139
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	196,572		96,397
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	336,375		143,515
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(293,501)		266,813
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	449,756		42,726
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			21,080
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	460,446		434,088
SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	26,992		42,323
SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	107,588		168,369
SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	94,353		9,382
SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	71,015		37,179
SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	105,969		58,612
SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(117,029)		98,243
SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	171,558		11,700
SERIES A | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			8,280
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	883,618		733,577
SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	95,917		86,688
SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	188,345		267,615
SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	141,667		22,757
SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	125,557		59,218
SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	230,406		84,903
SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(176,472)		168,570
SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	278,198		31,026
SERIES B | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			12,800
Long Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,628,417		462,060
Gains percentage of net assets	4.70%		0.60%
Losses	(450,128)		(402,244)
Loss percentage of net assets	(1.30%)		(0.60%)
Long Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	299,300		17,051
Gains percentage of net assets	0.90%		0.00%	[1]
Losses	(27,564)		(72,108)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	148,788		197,746
Gains percentage of net assets	0.40%		0.30%
Losses	(153,200)		(6,098)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	282,169		130,897
Gains percentage of net assets	0.80%		0.10%
Losses	(35,118)		(98,758)
Loss percentage of net assets	(0.10%)		(0.20%)
Long Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,350		66,564
Gains percentage of net assets	0.00%	[1]	0.10%
Losses	(110)		(5,688)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Long Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	515,158		49,517
Gains percentage of net assets	1.50%		0.10%
Losses	(177,776)		(4,144)
Loss percentage of net assets	(0.50%)		0.00%	[1]
Long Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	201,333
Gains percentage of net assets	0.60%
Losses	(56,090)		(79,729)
Loss percentage of net assets	(0.20%)		(0.10%)
Long Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	180,319		285
Gains percentage of net assets	0.50%		0.00%	[1]
Losses	(270)		(135,719)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Long Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	569,546		175,936
Gains percentage of net assets	3.40%		0.50%
Losses	(180,563)		(150,723)
Loss percentage of net assets	(1.10%)		(0.50%)
Long Position | SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	89,181		7,369
Gains percentage of net assets	0.50%		0.00%	[1]
Losses	(9,816)		(24,481)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	59,819		77,234
Gains percentage of net assets	0.40%		0.20%
Losses	(62,740)		(2,408)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	113,718		47,673
Gains percentage of net assets	0.70%		0.10%
Losses	(15,228)		(38,291)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	915		25,776
Gains percentage of net assets	0.00%	[1]	0.10%
Losses			(1,563)
Loss percentage of net assets			0.00%	[1]
Long Position | SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	176,408		17,854
Gains percentage of net assets	1.10%		0.10%
Losses	(70,011)		(1,435)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	69,944
Gains percentage of net assets	0.40%
Losses	(22,498)		(28,975)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	59,561		30
Gains percentage of net assets	0.40%		0.00%	[1]
Losses	(270)		(53,570)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Long Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,058,871		286,124
Gains percentage of net assets	5.90%		0.90%
Losses	(269,565)		(251,521)
Loss percentage of net assets	0.00%		(0.80%)
Long Position | SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	210,119		9,682
Gains percentage of net assets	1.25%		0.00%	[1]
Losses	(17,748)		(47,627)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	88,969		120,512
Gains percentage of net assets	0.50%		0.40%
Losses	(90,460)		(3,690)
Loss percentage of net assets	(0.50%)		0.00%	[1]
Long Position | SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	168,451		83,224
Gains percentage of net assets	0.90%		0.30%
Losses	(19,890)		(60,467)
Loss percentage of net assets	(0.10%)		(0.20%)
Long Position | SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	435		40,788
Gains percentage of net assets	0.00%	[1]	0.10%
Losses	(110)		(4,125)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Long Position | SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	338,750		31,663
Gains percentage of net assets	1.90%		0.10%
Losses	(107,765)		(2,709)
Loss percentage of net assets	(0.60%)		0.00%	[1]
Long Position | SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	131,389
Gains percentage of net assets	0.70%
Losses	(33,592)		(50,754)
Loss percentage of net assets	(0.20%)		(0.20%)
Long Position | SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	120,758		255
Gains percentage of net assets	0.70%		0.00%	[1]
Losses			(82,149)
Loss percentage of net assets			(0.30%)
Short Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,302,939		1,698,837
Gains percentage of net assets	3.80%		2.70%
Losses	(1,137,164)		(590,988)
Loss percentage of net assets	(3.30%)		(0.90%)
Short Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	298		354,960
Gains percentage of net assets	0.00%	[1]	0.60%
Losses	(149,125)		(170,892)
Loss percentage of net assets	(0.40%)		(0.30%)
Short Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	305,562		260,294
Gains percentage of net assets	0.90%		0.40%
Losses	(5,217)		(15,958)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	2,470
Gains percentage of net assets	0.00%	[1]
Losses	(13,501)
Loss percentage of net assets	0.00%	[1]
Short Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	198,242		216,359
Gains percentage of net assets	0.60%		0.30%
Losses	(2,910)		(180,838)
Loss percentage of net assets	0.00%	[1]	(0.30%)
Short Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			188,120
Gains percentage of net assets			0.30%
Losses	(1,007)		(89,978)
Loss percentage of net assets	0.00%	[1]	(0.10%)
Short Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	305,050		452,224
Gains percentage of net assets	0.90%		0.70%
Losses	(743,794)		(105,682)
Loss percentage of net assets	(2.20%)		(0.20%)
Short Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	491,317		183,020
Gains percentage of net assets	1.40%		0.30%
Losses	(221,610)		(4,860)
Loss percentage of net assets	(0.60%)		0.00%	[1]
Short Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			43,860
Gains percentage of net assets			0.10%
Losses			(22,780)
Loss percentage of net assets			0.00%	[1]
Short Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	495,417		630,379
Gains percentage of net assets	3.00%		1.80%
Losses	(423,954)		(221,504)
Loss percentage of net assets	(2.50%)		(0.60%)
Short Position | SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	65		122,265
Gains percentage of net assets	0.00%	[1]	0.40%
Losses	(52,438)		(62,830)
Loss percentage of net assets	(0.30%)		(0.20%)
Short Position | SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	112,612		98,600
Gains percentage of net assets	0.70%		0.30%
Losses	(2,103)		(5,057)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,185
Gains percentage of net assets	0.00%	[1]
Losses	(5,322)
Loss percentage of net assets	0.00%	[1]
Short Position | SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	71,348		79,767
Gains percentage of net assets	0.40%		0.20%
Losses	(1,248)		(66,801)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Short Position | SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			75,259
Gains percentage of net assets			0.20%
Losses	(428)		(33,066)
Loss percentage of net assets	0.00%	[1]	(0.10%)
Short Position | SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	122,925		167,018
Gains percentage of net assets	0.70%		0.50%
Losses	(287,400)		(39,800)
Loss percentage of net assets	(1.70%)		(0.10%)
Short Position | SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	187,282		70,100
Gains percentage of net assets	1.20%		0.20%
Losses	(75,015)		(4,860)
Loss percentage of net assets	(0.50%)		0.00%	[1]
Short Position | SERIES A | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			17,370
Gains percentage of net assets			0.00%	[1]
Losses			(9,090)
Loss percentage of net assets			0.00%	[1]
Short Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	807,522		1,068,458
Gains percentage of net assets	4.50%		3.20%
Losses	(713,210)		(369,484)
Loss percentage of net assets	(4.00%)		(1.20%)
Short Position | SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	233		232,695
Gains percentage of net assets	0.00%	[1]	0.70%
Losses	(96,687)		(108,062)
Loss percentage of net assets	(0.50%)		(0.40%)
Short Position | SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	192,950		161,694
Gains percentage of net assets	1.10%		0.50%
Losses	(3,114)		(10,901)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,285
Gains percentage of net assets	0.00%	[1]
Losses	(8,179)
Loss percentage of net assets	0.00%	[1]
Short Position | SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	126,894		136,592
Gains percentage of net assets	0.70%		0.40%
Losses	(1,662)		(114,037)
Loss percentage of net assets	0.00%	[1]	(0.40%)
Short Position | SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			112,861
Gains percentage of net assets			0.40%
Losses	(579)		(56,912)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Short Position | SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	182,125		285,206
Gains percentage of net assets	1.00%		0.90%
Losses	(456,394)		(65,882)
Loss percentage of net assets	(2.60%)		(0.20%)
Short Position | SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	304,035		112,920
Gains percentage of net assets	1.70%		0.30%
Losses	(146,595)
Loss percentage of net assets	(0.80%)
Short Position | SERIES B | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			26,490
Gains percentage of net assets			0.00%	[1]
Losses			$ (13,690)
Loss percentage of net assets			0.00%	[1]

[1]	Due to rounding